FRANKLIN TEMPLETON GROUP
                          777 Mariners Island Boulevard
                               San Mateo, CA 94404


November 1, 2000


Filed Via EDGAR (CIK #0000083297)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

      RE:   Franklin Growth and Income Fund  (Registrant)
            File Nos. (2-10103 and 811-334)

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 26, 2000.

Sincerely yours,

FRANKLIN GROWTH AND INCOME FUND



/s/ DAVID P. GOSS
David P. Goss
Associate General Counsel


DPG:cd

cc:   Mark H. Plafker, Esq.